Long-Term Debt - Schedule of Debt Instruments (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Debt Instrument [Line Items]
Debt, face amount	$ 598,999	$ 628,813	$ 545,000
PIK Notes Issued and Accrued	19,245	3,648	22,536
Original Issue Discount	(11,339)	(12,672)	0
Preferred Stock and Warrants	(17,174)	(18,456)	(5,068)
Third Party Costs	(28,739)	(32,303)	(6,350)
Net Carrying Value	560,992	569,030	556,118
Credit Agreement [Member]
Debt Instrument [Line Items]
Debt, face amount	45,575	43,000
PIK Notes Issued and Accrued	0	0
Original Issue Discount	0	0
Preferred Stock and Warrants	0	0
Third Party Costs	(2,968)	(3,451)
Net Carrying Value	42,607	39,549
First Lien Term Loan, Tranche A - current [Member]
Debt Instrument [Line Items]
Debt, face amount	22,500	17,500
PIK Notes Issued and Accrued	0	0
Original Issue Discount	(383)	(345)
Preferred Stock and Warrants	0	0
Third Party Costs	(998)	(1,096)
Net Carrying Value	21,119	16,059
First Lien Term Loan, Tranche A - noncurrent [Member]
Debt Instrument [Line Items]
Debt, face amount	76,250	88,750
PIK Notes Issued and Accrued	0	0
Original Issue Discount	(1,296)	(1,751)
Preferred Stock and Warrants	0	0
Third Party Costs	(3,383)	(4,372)
Net Carrying Value	71,571	82,627
First Lien Term Loan, Tranche A [Member]
Debt Instrument [Line Items]
Debt, face amount	98,750	106,250
PIK Notes Issued and Accrued	0	0
Original Issue Discount	(1,679)	(2,096)
Preferred Stock and Warrants	0	0
Third Party Costs	(4,381)	(5,468)
Net Carrying Value	92,690	98,686
First Lien Term Loan, Tranche B - current [Member]
Debt Instrument [Line Items]
Debt, face amount	1,750	1,750
PIK Notes Issued and Accrued	0	0
Original Issue Discount	(51)	(57)
Preferred Stock and Warrants	0	0
Third Party Costs	(80)	(108)
Net Carrying Value	1,619	1,585
First Lien Term Loan, Tranche B - noncurrent [Member]
Debt Instrument [Line Items]
Debt, face amount	171,938	172,813
PIK Notes Issued and Accrued	0	0
Original Issue Discount	(5,018)	(5,603)
Preferred Stock and Warrants	0	0
Third Party Costs	(7,896)	(8,796)
Net Carrying Value	159,024	158,414
First Lien Term Loan, Tranche B [Member]
Debt Instrument [Line Items]
Debt, face amount	173,688	174,563
PIK Notes Issued and Accrued	0	0
Original Issue Discount	(5,069)	(5,660)
Preferred Stock and Warrants	0	0
Third Party Costs	(7,976)	(8,904)
Net Carrying Value	160,643	159,999
First Lien Notes [Member]
Debt Instrument [Line Items]
Debt, face amount	272,438	280,813
PIK Notes Issued and Accrued	0	0
Original Issue Discount	(6,748)	(7,756)
Preferred Stock and Warrants	0	0
Third Party Costs	(12,357)	(14,372)
Net Carrying Value	253,333	258,685
Second Lien Term Loans - noncurrent [Member]
Debt Instrument [Line Items]
Debt, face amount	70,000	70,000
PIK Notes Issued and Accrued	6,413	1,191
Original Issue Discount	(3,551)	(3,794)
Preferred Stock and Warrants	(6,888)	(7,383)
Third Party Costs	(3,407)	(3,640)
Net Carrying Value	62,567	56,374
Third Lien Notes - noncurrent [Member]
Debt Instrument [Line Items]
Debt, face amount	210,986	210,986
PIK Notes Issued and Accrued	12,832	2,457
Original Issue Discount	(1,040)	(1,122)
Preferred Stock and Warrants	(10,286)	(11,073)
Third Party Costs	(10,007)	(10,803)
Net Carrying Value	$ 202,485	190,445
Unsecured Notes - current [Member]
Debt Instrument [Line Items]
Debt, face amount		24,014
PIK Notes Issued and Accrued		0
Original Issue Discount		0
Preferred Stock and Warrants		0
Third Party Costs		(37)
Net Carrying Value		$ 23,977
Credit Agreement - current [Member]
Debt Instrument [Line Items]
Debt, face amount			0
PIK Notes Issued and Accrued			0
Original Issue Discount			0
Preferred Stock and Warrants			0
Third Party Costs			0
Net Carrying Value			0
Secured Notes - noncurrent [Member]
Debt Instrument [Line Items]
Debt, face amount			310,000
PIK Notes Issued and Accrued			22,536
Original Issue Discount			0
Preferred Stock and Warrants			(5,068)
Third Party Costs			(5,182)
Net Carrying Value			322,286
Unsecured Notes - noncurrent [Member]
Debt Instrument [Line Items]
Debt, face amount			235,000
PIK Notes Issued and Accrued			0
Original Issue Discount			0
Preferred Stock and Warrants			0
Third Party Costs			(1,168)
Net Carrying Value			$ 233,832